Schedule of Investments (unaudited)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(a)	$25	$25,500
Aerospace & Defense — 0.2%
TransDigm, Inc., 6.38%, 03/01/29(a)	50	50,875
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	25	24,938
Biotechnology — 0.1%
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32(a)	25	25,438
Building Materials — 0.4%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(a)	25	25,594
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	50	50,937
		76,531
Commercial Services — 0.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	50	51,377
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	25	26,125
		77,502
Diversified Financial Services — 0.1%
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	25	25,719
Entertainment — 0.2%
Caesars Entertainment, Inc., 7.00%, 02/15/30(a)	25	25,281
Voyager Parent LLC, 9.25%, 07/01/32(a)	24	25,410
		50,691
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(a)	25	25,312
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(a)	25	26,094
		51,406
Media — 0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)	25	26,093
Univision Communications, Inc., 9.38%, 08/01/32(a)	25	25,594
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	50	48,125
		99,812
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/32(a)	25	23,937
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30(a)	25	25,250
		49,187
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	25	25,594
Jazz Securities DAC, 4.38%, 01/15/29(a)	25	24,500
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	25	24,625
		74,719
Pipelines — 0.1%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	25	24,594
Retail — 0.3%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(a)	25	23,656
Security	Par (000)	Value
Retail (continued)
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/32(a)	$25	$25,157
Staples, Inc., 10.75%, 09/01/29(a)	25	23,781
		72,594
Software — 0.3%
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	50	49,687
UKG, Inc., 6.88%, 02/01/31(a)	25	24,563
		74,250
Telecommunications — 0.3%
Altice Financing SA, 5.75%, 08/15/29(a)	25	18,094
Altice France SA, 6.50%, 04/15/32(a)	50	48,625
		66,719
Total Corporate Bonds & Notes — 3.8% (Cost: $873,288)		870,475
Floating Rate Loan Interests(b)
Advertising — 0.7%
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.77%, 02/03/33	100	98,786
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 6.66%, 02/07/31	50	50,104
		148,890
Aerospace & Defense — 1.7%
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 10/31/31	36	36,239
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 10/31/31	14	13,785
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 01/27/32	50	49,922
TransDigm, Inc.
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 03/22/30	150	149,923
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 08/19/32	150	149,988
		399,857
Apparel — 0.7%
Beach Acquisition Bidco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.38%, 09/12/32	50	50,218
Varsity Brands, Inc., 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 08/26/31	100	99,833
		150,051
Auto Manufacturers — 0.1%
American Trailer World Corp., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.47%, 03/03/28	25	17,575
Auto Parts & Equipment — 1.5%
Burgess Point Purchaser Corp., 2022 Term Loan, 07/25/29(c)	50	45,300
Clarios Global LP
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 01/28/32	175	174,670
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.12%, 05/06/30	81	81,438

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
RealTruck Group, Inc., 2026 FLSO Tranche A Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.01%), 8.65%, 01/31/31	$75	$47,593
		349,001
Biotechnology — 0.2%
Grifols International Services USA, Inc., 2026 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/14/33	50	50,237
Building Materials — 2.3%
ACProducts Holdings, Inc.,, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.21%, 05/17/28	25	21,157
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 09/08/32	100	99,805
Cornerstone Building Brands, Inc., 2021 Term Loan B, 04/12/28(c)	50	29,813
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.87%, 07/08/30	50	43,304
Emrld Borrower LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30	100	99,763
MI Windows And Doors LLC, 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 03/28/31	49	48,241
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.87%, 03/19/29	75	74,877
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 04/14/31	100	99,777
		516,737
Chemicals — 1.4%
Hexion Holdings Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.58%, 03/15/29	50	48,462
INEOS U.S. Finance LLC, 2023 USD Term Loan B, 02/18/30(c)	75	70,696
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 7.97%, 04/02/29	75	68,941
Lummus Technology Holdings V LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 12/31/29	50	49,189
SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.35%, 01/31/29	75	74,991
		312,279
Commercial Mbs — 0.5%
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.12%, 12/12/31	125	124,822
Commercial Services — 8.5%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 08/12/32	75	74,692
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 08/20/32	150	150,045
Security	Par (000)	Value
Commercial Services (continued)
American Auto Auction Group LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.14%, 05/28/32	$25	$24,912
Avis Budget Car Rental LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 07/16/32	25	24,859
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31	150	149,859
CHG Healthcare Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 09/29/31	75	74,899
Corpay Technologies Operating Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.35%, 11/05/32	70	70,119
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 10/01/31	199	200,029
Ensemble RCM LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/09/33	100	99,700
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.33%, 02/21/31(d)	150	150,372
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 06/02/31	100	95,925
HireRight Holdings Corp., 2025 Term Loan B, 09/27/30(c)	25	23,875
Homeserve USA Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.60%, 10/21/30	25	24,879
ION Platform Finance U.S., Inc., USD Term Loan, 10/07/32(c)	50	38,896
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28	75	74,738
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 12/31/32	75	75,108
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/07/32	50	49,142
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/13/30	50	49,766
Pye-Barker Fire & Safety LLC
2025 Term Loan, 12/16/32(c)	65	65,386
2025 Delayed Draw Term Loan, 12/16/32(c)	10	9,770
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.62%, 11/19/31	70	69,352
Rosen International SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 03/26/31	50	50,025
Speed Midco 3 SARL, 2025 USD Term Loan, 10/07/32(c)	25	24,688
Tecta America Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/18/32	50	50,053
TruGreen LP, 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.77%, 11/02/27	25	23,791

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 01/30/31	$75	$74,560
WEX, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/31/28	50	49,803
XPLOR T1 LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/01/32(d)	75	71,633
		1,940,876
Computers — 3.4%
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.38%, 12/09/31	75	73,502
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 06/27/31(d)	50	49,376
Indy US Holdco LLC, 2025 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.87%, 10/31/30(d)	75	74,438
KnowBe4, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 07/23/32	50	42,477
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.62%, 03/01/29	224	203,151
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.51%, 02/01/28	150	132,917
Ping Identity Holding Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.38%, 11/15/32	50	49,344
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 08/31/28	50	41,320
Vision Solutions, Inc., 2021 Incremental Term Loan, 04/24/28(c)	100	75,926
World Wide Technology Holding Co. LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.62%, 03/01/30	25	24,890
		767,341
Distribution & Wholesale — 1.8%
AIP RD Buyer Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 7.12%, 12/23/30	50	48,986
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.12%, 12/29/32	125	124,298
Core & Main LP, 2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 07/27/28	50	49,883
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.62%, 07/02/31	50	49,437
Gloves Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.62%, 05/21/32	50	49,823
Highline Aftermarket Acquisition LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.23%, 02/19/30	25	25,062
Windsor Holdings III LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 08/01/30	75	74,530
		422,019
Diversified Financial Services — 5.8%
AllSpring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30	50	49,999
Security	Par (000)	Value
Diversified Financial Services (continued)
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 02/27/32	$100	$93,015
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.62%, 08/09/30	75	74,644
CFC USA 2025 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 07/01/32	50	47,568
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 11/01/32	22	21,788
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 05/19/31	125	124,528
CQP Holdco LP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 12/31/32	75	74,806
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 09/15/31	150	146,972
GTCR Everest Borrower LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 09/05/31	50	49,953
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 03/18/30	100	99,594
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	125	123,935
Jump Financial LLC, 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.20%, 02/26/32(d)	25	25,000
June Purchaser LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 11/28/31	43	42,819
Kestra Advisor Services Holdings A, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 03/22/31	50	49,711
NEXUS Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.12%, 07/31/31	100	97,956
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 07/30/32	100	99,597
Ryan LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.12%, 11/05/32	100	99,562
		1,321,447
Electric — 0.5%
Cornerstone Generation LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 08/11/32	47	46,617
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 12/02/31	70	70,504
		117,121
Electronics — 0.3%
MX Holdings U.S., Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 03/17/32	25	24,969
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 10/01/32	42	42,084
		67,053

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction — 0.5%
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30	$50	$40,646
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 07/09/32	75	75,000
		115,646
Entertainment — 3.6%
Caesars Entertainment, Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.87%, 02/06/30	174	168,682
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.87%, 02/06/31	75	72,051
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.15%, 12/02/31	50	49,974
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 09/30/31	75	75,037
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.58%, 04/16/29	75	74,875
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.60%, 10/21/32	50	49,891
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.62%, 06/25/31	25	24,983
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 04/04/29	75	73,715
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.62%, 12/04/31	50	49,250
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 05/01/31	50	49,711
TKO Worldwide Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/21/31	125	124,790
		812,959
Environmental Control — 1.4%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 10/24/30	50	49,561
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.12%, 10/21/28	46	46,330
GFL ES U.S. LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/03/32	150	149,687
Madison IAQ LLC, 2025 Repriced Term Loan, 11/08/32(c)	44	43,572
Reworld Holding Corp., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.83%, 11/30/28	25	24,828
		313,978
Food — 1.2%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 10/28/32	75	75,018
Froneri U.S., Inc., 2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.13%, 09/30/32	150	148,588
Security	Par (000)	Value
Food (continued)
Red SPV LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.83%, 03/15/32	$50	$49,874
		273,480
Health Care - Products — 0.8%
Agiliti Health, Inc., 2023 Term Loan, (6-mo. CME Term SOFR + 3.00%), 6.58%, 05/01/30	50	47,815
Hopper Merger Sub, Inc., 2026 USD Term Loan B, 04/07/33(c)	100	99,011
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.62%, 08/20/32	50	47,568
		194,394
Health Care - Services — 2.4%
Aveanna Healthcare LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.58%, 09/17/32	50	49,990
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.37%, 01/15/31	75	75,234
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 02/11/28(c)	100	99,585
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.12%, 02/06/33	75	75,281
Radiology Partners, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.20%, 06/30/32	50	49,549
Select Medical Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 12/03/31	25	24,828
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30	75	74,896
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 12/19/30	50	49,974
WCG Intermediate Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/25/32	50	49,389
		548,726
Holding Companies - Diversified — 0.2%
Clue Opco LLC, Term Loan B, (3-mo. CME Term SOFR + 4.50%), 8.16%, 12/19/30	25	22,687
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.95%, 01/31/30	25	24,761
		47,448
Home Furnishings — 0.9%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.16%, 07/31/28	150	150,119
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.44%, 10/01/32	50	48,000
		198,119
Housewares — 1.1%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32	199	199,121

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares (continued)
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.23%, 10/20/28	$50	$48,389
		247,510
Insurance — 6.2%
Acrisure LLC, 2024 1st Lien Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.62%, 11/06/30	150	141,267
Alera Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.37%, 05/30/32	175	167,767
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.62%, 01/30/32	150	149,216
Asurion LLC, 2026 Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 02/23/33	125	121,875
Broadstreet Partners Group LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 06/13/31	224	221,373
CRC Insurance Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 05/06/31	75	74,156
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30	150	149,859
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.37%, 02/15/31	199	189,630
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 07/31/31	150	149,436
Trucordia Insurance Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 06/17/32(d)	50	46,945
		1,411,524
Internet — 2.6%
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.16%, 11/08/32	50	50,005
Delivery Hero Finco LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.64%, 06/30/32	50	50,354
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.37%, 09/12/29	75	74,159
Go Daddy Operating Co. LLC, 2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.37%, 05/30/31	25	24,552
Hunter U.S. Bidco, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 8.05%, 08/19/28	50	47,354
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.87%, 05/03/28	75	72,321
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.87%, 12/31/31	50	42,808
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28	224	218,723
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, 03/15/30(c)	25	25,073
		605,349
Security	Par (000)	Value
Internet Infrastructure Software — 0.1%
BCP Renaissance Parent LLC, 2024 Term Loan B3, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 5.95%, 10/31/31	$25	$24,937
Leisure Time — 1.0%
Alterra Mountain Co.
2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 05/31/30	25	24,984
2025 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 08/17/28	50	49,937
Hayward Industries, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.50%), 6.23%, 05/30/28	50	50,056
Recess Holdings, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 7.42%, 02/20/30	50	49,767
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.12%, 08/03/28	50	49,936
		224,680
Lodging — 0.8%
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.87%, 01/27/29	75	74,487
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 03/14/31	100	100,154
		174,641
Machinery — 2.0%
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 02/03/33	100	100,188
Indicor LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 11/22/29	50	50,078
STS Operating Inc., 2024 Term Loan B, 03/25/31(c)	50	49,723
TK Elevator US Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30	125	125,662
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 01/27/31	125	124,717
		450,368
Machinery - Diversified — 0.3%
Pro Mach Group, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 10/15/32	75	74,901
Manufacturing — 0.4%
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 01/14/33	50	49,813
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 01/26/33	50	50,068
		99,881
Media — 1.0%
Century De Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 10/30/30	100	98,702
Directv Financing LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.51%), 9.18%, 08/02/29	49	48,859

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Houghton Mifflin Harcourt Co., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.01%, 04/09/29	$25	$20,135
iHeartCommunications, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.89%), 9.51%, 05/01/29	50	47,235
Univision Communications, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 6.98%, 01/31/29	25	24,706
		239,637
Metal Fabricate & Hardware — 0.2%
Tiger Acquisition LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.11%, 08/23/32	50	49,974
Packaging & Containers — 2.3%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 04/01/32	100	94,113
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, 04/15/30(c)	25	24,582
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.37%, 02/01/29	50	50,123
Proampac PG Borrower LLC, 2026 USD Term Loan B, 03/07/33(c)	100	97,688
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.12%, 09/15/32	25	25,006
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.62%, 04/11/33	100	97,375
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.45%, 09/15/28	150	144,104
		532,991
Pharmaceuticals — 2.7%
1261229 B.C. Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.87%, 10/08/30	50	48,004
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.62%, 08/01/32	75	75,186
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 10/31/32	25	24,953
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.80%, 10/01/27	224	220,144
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.87%, 05/05/28	50	49,961
Phoenix Guarantor, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 02/21/31	68	68,053
Southern Veterinary Partners LLC, 2025 Term Loan B, 12/04/31(c)	100	100,044
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.37%, 08/01/31	24	24,410
		610,755
Security	Par (000)	Value
Pipelines — 1.1%
AL GCX Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 12/17/32	$50	$49,922
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.38%, 07/30/32	150	149,464
Traverse Midstream Partners LLC, 2017 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.16%, 02/16/28	50	49,642
		249,028
Real Estate Investment Trusts — 0.4%
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 01/31/31	100	99,714
Retail — 4.5%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 09/20/30	125	124,799
CWGS Group LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.61%), 6.23%, 06/03/28	50	48,232
EG America LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31	50	50,188
Flynn Restaurant Group LP, 2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.37%, 01/28/32	50	49,076
Great Outdoors Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 6.87%, 01/23/32	224	225,434
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.11%, 12/16/30	99	99,153
Johnstone Supply LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 06/09/31	25	24,944
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.43%, 06/06/31	75	59,988
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31	50	49,749
Michaels Companies, Inc. (The), 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.67%, 03/15/33	50	49,493
Park River Holdings, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.19%, 03/15/31	25	24,838
PetSmart LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.58%, 08/18/32	25	24,856
Raising Cane's Restaurants LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 11/03/32	25	24,826
Staples, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.75%), 9.41%, 09/04/29	75	69,563
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 10/19/29	100	99,021
		1,024,160

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software — 14.7%
Athenahealth Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.86%, 02/15/32	$199	$198,083
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 03/26/32	100	96,653
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/30/31	125	116,464
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.62%, 01/23/32	50	49,863
Central Parent LLC, 2026 CoOp Steerco Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 07/06/29	75	52,367
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 03/21/31	75	70,198
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/13/32	75	69,949
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.47%, 10/08/28	50	42,348
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.23%, 06/02/28	100	98,658
Cornerstone OnDemand, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.86%), 7.48%, 10/16/28	50	34,327
Cotiviti, Inc.
2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.40%, 05/01/31	100	93,180
2025 2nd Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 03/26/32	50	46,258
Darktrace Finco U.S. LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.93%, 10/09/31	75	71,258
Dayforce Bidco LLC, 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33	150	142,612
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.95%, 06/26/31	25	23,760
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.12%, 10/09/29	75	73,969
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/15/32	75	69,285
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 01/30/32	100	95,936
Ivanti Software, Inc., 2025 1st Lien Term Loan, 06/01/29(c)	100	39,833
Kaseya, Inc., 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/22/32	100	86,864
Metropolis Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 11/03/32	25	24,813
Mitchell International, Inc., 2026 Add-on Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.62%, 06/17/31	75	73,819
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 07/01/31	75	67,797
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 11/03/31	150	149,562
Security	Par (000)	Value
Software (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28	$100	$89,154
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.95%, 10/26/30	100	72,267
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 07/16/31	175	172,441
Project Ruby Ultimate Parent Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 6.48%, 03/10/28	75	74,891
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 06/28/30	50	41,581
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 6.96%, 04/24/28	100	96,611
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.45%, 04/24/28	25	24,318
Renaissance Holding Corp., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.66%, 04/05/30	100	77,801
Rocket Software, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.37%, 11/28/28	75	72,713
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 05/09/31	225	224,789
Starlight Parent LLC, 2025 Term Loan, 04/16/32(c)	75	61,720
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 02/10/31	249	240,739
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 04/12/31	100	96,424
Zelis Payments Buyer, Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.37%, 09/28/29	50	49,153
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 11/26/31	75	73,731
		3,356,189
Telecommunications — 1.6%
Altice Financing SA, 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.67%, 10/31/27	50	37,871
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.12%, 09/27/29	50	50,007
Delta TopCo, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/30/29	75	72,227
Galileo Parent, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.12%, 03/03/33	100	99,750
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.87%, 09/20/30	50	49,458
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.62%, 10/06/32	50	49,937
		359,250

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 1.0%
First Student Bidco, Inc.
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 08/15/30	$63	$63,558
2026 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 08/15/30	12	11,630
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 03/18/30	50	49,945
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/09/32	50	49,850
WWEX Uni Topco Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.70%, 07/26/28	50	49,880
		224,863
Total Floating Rate Loan Interests — 84.4% (Cost: $19,172,107)		19,270,408
	Shares
Investment Companies
Exchange Traded Funds — 7.9%
iShares Broad USD High Yield Corporate Bond ETF(e)	24,135	897,098
iShares iBoxx $ High Yield Corporate Bond ETF(e)	11,228	901,721
		1,798,819
Total Investment Companies — 7.9% (Cost $1,795,141)		1,798,819
Total Long-Term Investments — 96.1% (Cost: $21,840,536)		21,939,702
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(e)(f)	2,060,000	$2,060,000
Total Short-Term Securities — 9.0% (Cost: $2,060,000)		2,060,000
Total Investments — 105.1% (Cost: $23,900,536)		23,999,702
Liabilities in Excess of Other Assets — (5.1)%		(1,165,001)
Net Assets — 100.0%		$22,834,701

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/03/26(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$2,060,000 (b)	$—	$—	$—	$2,060,000	2,060,000	$67,691	$—
iShares Broad USD High Yield Corporate Bond ETF	—	895,590	—	—	1,508	897,098	24,135	10,444	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	899,551	—	—	2,170	901,721	11,228	9,010	—
				$—	$3,678	$3,858,819		$87,145	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Floating Rate Loan ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$870,475	$—	$870,475
Floating Rate Loan Interests	—	18,852,644	417,764	19,270,408
Investment Companies	1,798,819	—	—	1,798,819
Short-Term Securities
Money Market Funds	2,060,000	—	—	2,060,000
Unfunded Floating Rate Loan Interests(a)	—	203	—	203
	$3,858,819	$19,723,322	$417,764	$23,999,905

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
GO	General Obligation
SOFR	Secured Overnight Financing Rate